Related Party Transactions - Schedule of related party transactions (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Services and products provided to NetEase Group [Member] | Learning services provided to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	¥ 2,913	¥ 10,485	¥ 4,854
Services and products provided to NetEase Group [Member] | Learning products provided to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	11,418
Services and products provided to NetEase Group [Member] | Online marketing services provided to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	23,249	16,763	6,297
Services and products purchased from NetEase Group [Member] | Services purchased from NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	71,631	67,094	31,611
Services and products purchased from NetEase Group [Member] | Fixed assets and inventories purchased from NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	18,222	6,647
Loan related transactions [Member] | Addition of Short-term Loans from NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			57,000
Loan related transactions [Member] | Interest expenses on short-term loans from NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	30,232	31,851	29,523
Equity related transactions [Member] | Deemed contribution related to acquisition of businesses under common control [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	69,603	44,024	49,265
Equity related transactions [Member] | Deemed contribution from NetEase Group related to issuance of preferred Shares [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		4,722
Equity related transactions [Member] | Share-based compensation under NetEase Plan [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	¥ 4,356	¥ 6,176	¥ 5,290